CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Internet sales	$ 3,357,036	$ 356,560	$ 3,639,255	$ 835,983	$ 1,758,762	$ 855,758
Retail and wholesale revenues	7,930,687	355,285	11,787,008	745,373	1,343,967	614,446
Total revenues	11,287,723	711,845	15,426,263	1,581,356	3,102,729	1,470,204
Cost of goods sold	4,436,960	298,309	7,218,627	650,319	1,288,914	526,300
Gross profit	6,850,763	413,536	8,207,636	931,037	1,813,815	943,904
Operating expenses
Advisory agreement warrants	3,340,872		53,505,222		16,600,500
Distribution, marketing and advertising	4,969,645	250,239	6,076,180	586,985	1,078,180	323,167
Selling, general and administrative	18,014,932	563,087	24,294,304	961,957	3,036,873	1,068,767
Loss on impairment of goodwill	8,966,443		8,966,443
Total operating expenses	35,291,816	813,326	92,842,149	1,548,942	20,715,553	1,391,934
Loss from operations	(28,441,129)	(399,790)	(84,634,513)	(617,905)	(18,901,738)	(448,030)
Other (income) expense
Fair value in excess of proceeds			29,215,500
Warrant fair value adjustment	(8,669,373)		(12,456,723)
Derivative fair value adjustment	(319,248)		(4,212,539)
Interest expense, net	5,451,457	41,522	11,847,283	75,833	1,804,710	30,140
Loss before income taxes	(24,903,965)	(441,312)	(109,028,034)	(693,738)	(20,706,448)	(478,170)
Income tax (provision) benefit	24,536,827		24,536,827
Net loss	(367,138)	(441,312)	(84,491,207)	(693,738)	(20,706,448)	(478,170)
Other comprehensive income	1,554,353		2,863,499
Comprehensive (loss) income	$ 1,187,215	$ (441,312)	$ (81,627,708)	$ (693,738)	$ (20,706,448)	$ (478,170)
Net loss per common share
Basic and Diluted	$ 0.00	$ (0.01)	$ (1.23)	$ (0.02)
Basic					$ (0.48)	$ (0.01)
Diluted					$ (0.48)	$ (0.01)
Weighted average number of shares outstanding
Basic and Diluted	73,500,294	33,630,222	68,609,985	33,065,111
Basic					42,871,414	32,500,000
Diluted					42,871,414	32,500,000